Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Common stocks: 59.90%
Communication services: 5.61%
Diversified telecommunication services: 0.62%
AT&T Incorporated	8,586	$ 202,887
Lumen Technologies Incorporated	1,100	12,397
Verizon Communications Incorporated	5,047	257,094
		472,378
Entertainment: 0.85%
Activision Blizzard Incorporated	932	74,663
Electronic Arts Incorporated	335	42,381
Live Nation Entertainment Incorporated †	160	18,822
Netflix Incorporated †	528	197,784
Take-Two Interactive Software Incorporated †	136	20,909
The Walt Disney Company †	2,170	297,637
		652,196
Interactive media & services: 3.42%
Alphabet Incorporated Class A †	360	1,001,286
Alphabet Incorporated Class C †	332	927,273
Match Group Incorporated †	339	36,863
Meta Platforms Incorporated Class A †	2,753	612,157
Twitter Incorporated †	951	36,794
		2,614,373
Media: 0.60%
Charter Communications Incorporated Class A †	143	78,009
Comcast Corporation Class A	5,420	253,764
Discovery Incorporated Class A †	200	4,984
Discovery Incorporated Class C †	359	8,964
DISH Network Corporation Class A †	298	9,432
Fox Corporation Class A	376	14,833
Fox Corporation Class B	173	6,276
Interpublic Group of Companies Incorporated	468	16,591
News Corporation Class A	466	10,322
News Corporation Class B	144	3,243
Omnicom Group Incorporated	248	21,050
ViacomCBS Incorporated Class B	723	27,337
		454,805
Wireless telecommunication services: 0.12%
T-Mobile US Incorporated †	703	90,230
Consumer discretionary: 7.18%
Auto components: 0.06%
Aptiv plc †	321	38,427
BorgWarner Incorporated	286	11,125
		49,552
Automobiles: 1.61%
Ford Motor Company	4,668	78,936
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Automobiles (continued)
General Motors Company †	1,728	$ 75,583
Tesla Motors Incorporated †	998	1,075,445
		1,229,964
Distributors: 0.07%
Genuine Parts Company	170	21,423
LKQ Corporation	320	14,531
Pool Corporation	48	20,297
		56,251
Hotels, restaurants & leisure: 1.13%
Booking Holdings Incorporated †	49	115,074
Caesars Entertainment Incorporated †	253	19,572
Carnival Corporation †	965	19,512
Chipotle Mexican Grill Incorporated †	33	52,207
Darden Restaurants Incorporated	151	20,075
Domino's Pizza Incorporated	43	17,501
Expedia Group Incorporated †	179	35,025
Hilton Worldwide Holdings Incorporated †	331	50,226
Las Vegas Sands Corporation †	410	15,937
Marriott International Incorporated Class A †	327	57,470
McDonald's Corporation	894	221,068
MGM Resorts International	451	18,915
Norwegian Cruise Line Holdings Limited †	499	10,918
Penn National Gaming Incorporated †	197	8,357
Royal Caribbean Cruises Limited †	269	22,537
Starbucks Corporation	1,377	125,266
Wynn Resorts Limited †	125	9,968
Yum! Brands Incorporated	344	40,774
		860,402
Household durables: 0.18%
D.R. Horton Incorporated	383	28,537
Garmin Limited	180	21,350
Lennar Corporation Class A	310	25,163
Mohawk Industries Incorporated †	64	7,949
Newell Rubbermaid Incorporated	452	9,677
NVR Incorporated †	4	17,869
PulteGroup Incorporated	296	12,402
Whirlpool Corporation	69	11,922
		134,869
Internet & direct marketing retail: 2.31%
Amazon.com Incorporated †	522	1,701,694
eBay Incorporated	745	42,659
Etsy Incorporated †	149	18,518
		1,762,871
Leisure products: 0.02%
Hasbro Incorporated	153	12,534
Multiline retail: 0.29%
Dollar General Corporation	276	61,446
See accompanying notes to portfolio of investments

2  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Multiline retail (continued)
Dollar Tree Incorporated †	269	$ 43,080
Target Corporation	573	121,602
		226,128
Specialty retail: 1.17%
Advance Auto Parts Incorporated	73	15,108
AutoZone Incorporated †	25	51,115
Bath & Body Works Incorporated	303	14,483
Best Buy Company Incorporated	255	23,180
CarMax Incorporated †	192	18,524
Lowe's Companies Incorporated	797	161,145
O'Reilly Automotive Incorporated †	81	55,482
Ross Stores Incorporated	419	37,903
The Home Depot Incorporated	1,245	372,666
The TJX Companies Incorporated	1,416	85,781
Tractor Supply Company	136	31,738
Ulta Beauty Incorporated †	64	25,486
		892,611
Textiles, apparel & luxury goods: 0.34%
Nike Incorporated Class B	1,526	205,339
PVH Corporation	83	6,359
Ralph Lauren Corporation	55	6,239
Tapestry Incorporated	313	11,628
Under Armour Incorporated Class A †	224	3,812
Under Armour Incorporated Class C †	257	3,999
VF Corporation	384	21,834
		259,210
Consumer staples: 3.65%
Beverages: 0.88%
Brown-Forman Corporation Class B	218	14,610
Constellation Brands Incorporated Class A	197	45,373
Molson Coors Brewing Company Class B	225	12,011
Monster Beverage Corporation †	448	35,795
PepsiCo Incorporated	1,658	277,516
The Coca-Cola Company	4,674	289,788
		675,093
Food & staples retailing: 0.91%
Costco Wholesale Corporation	532	306,352
Sysco Corporation	605	49,398
The Kroger Company	801	45,953
Walgreens Boots Alliance Incorporated	854	38,234
Walmart Incorporated	1,700	253,164
		693,101
Food products: 0.58%
Archer Daniels Midland Company	672	60,655
Campbell Soup Company	241	10,741
ConAgra Foods Incorporated	576	19,336
General Mills Incorporated	724	49,029
Hormel Foods Corporation	338	17,421
Kellogg Company	306	19,734
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Food products (continued)
Lamb Weston Holdings Incorporated	174	$ 10,424
McCormick & Company Incorporated	301	30,040
Mondelez International Incorporated Class A	1,667	104,654
The Hershey Company	174	37,694
The J.M. Smucker Company	129	17,468
The Kraft Heinz Company	852	33,560
Tyson Foods Incorporated Class A	350	31,371
		442,127
Household products: 0.80%
Church & Dwight Company Incorporated	290	28,820
Colgate-Palmolive Company	1,012	76,740
Kimberly-Clark Corporation	403	49,633
The Clorox Company	147	20,437
The Procter & Gamble Company	2,885	440,828
		616,458
Personal products: 0.10%
The Estee Lauder Companies Incorporated Class A	277	75,433
Tobacco: 0.38%
Altria Group Incorporated	2,191	114,480
Philip Morris International Incorporated	1,863	175,010
		289,490
Energy: 2.32%
Energy equipment & services: 0.19%
Baker Hughes Incorporated	1,088	39,614
Halliburton Company	1,082	40,975
Schlumberger Limited	1,670	68,988
		149,577
Oil, gas & consumable fuels: 2.13%
APA Corporation	434	17,937
Cabot Oil & Gas Corporation	966	26,053
Chevron Corporation	2,314	376,789
ConocoPhillips	1,558	155,800
Devon Energy Corporation	752	44,466
Diamondback Energy Incorporated	202	27,690
EOG Resources Incorporated	698	83,223
Exxon Mobil Corporation	5,086	420,053
Hess Corporation	330	35,323
Kinder Morgan Incorporated	2,348	44,401
Marathon Oil Corporation	934	23,453
Marathon Petroleum Corporation	695	59,423
Occidental Petroleum Corporation	1,051	59,634
ONEOK Incorporated	534	37,716
Phillips 66	565	48,810
Pioneer Natural Resources Company	271	67,758
The Williams Companies Incorporated	1,459	48,745
Valero Energy Corporation	490	49,755
		1,627,029
See accompanying notes to portfolio of investments

4  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Financials: 6.66%
Banks: 2.28%
Bank of America Corporation	8,490	$ 349,958
Citigroup Incorporated	2,367	126,398
Citizens Financial Group Incorporated	506	22,937
Comerica Incorporated	155	14,017
Fifth Third Bancorp	814	35,035
First Republic Bank	213	34,527
Huntington Bancshares Incorporated	1,711	25,015
JPMorgan Chase & Company	3,534	481,755
KeyCorp	1,108	24,797
M&T Bank Corporation	152	25,764
People's United Financial Incorporated	510	10,195
PNC Financial Services Group Incorporated	502	92,594
Regions Financial Corporation	1,126	25,065
Signature Bank	74	21,718
SVB Financial Group †	69	38,602
Truist Financial Corporation	1,592	90,266
US Bancorp	1,609	85,518
Wells Fargo & Company	4,626	224,176
Zions Bancorporation	180	11,801
		1,740,138
Capital markets: 1.77%
Ameriprise Financial Incorporated	133	39,948
Bank of New York Mellon Corporation	884	43,873
BlackRock Incorporated	171	130,673
Cboe Global Markets Incorporated	127	14,531
CME Group Incorporated	429	102,042
FactSet Research Systems Incorporated	45	19,537
Franklin Resources Incorporated	334	9,325
Intercontinental Exchange Incorporated	673	88,917
Invesco Limited	409	9,432
MarketAxess Holdings Incorporated	45	15,309
Moody's Corporation	193	65,120
Morgan Stanley	1,693	147,968
MSCI Incorporated	97	48,779
Northern Trust Corporation	248	28,880
Raymond James Financial Incorporated	223	24,510
S&P Global Incorporated	424	173,916
State Street Corporation	439	38,246
T. Rowe Price Group Incorporated	272	41,124
The Charles Schwab Corporation	1,790	150,915
The Goldman Sachs Group Incorporated	406	134,021
The NASDAQ Incorporated	139	24,770
		1,351,836
Consumer finance: 0.34%
American Express Company	736	137,632
Capital One Financial Corporation	492	64,595
Discover Financial Services	343	37,795
Synchrony Financial	618	21,513
		261,535
Diversified financial services: 1.02%
Berkshire Hathaway Incorporated Class B †	2,205	778,167
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  5

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Insurance: 1.25%
AFLAC Incorporated	719	$ 46,296
American International Group Incorporated	994	62,393
Aon plc Class A	258	84,013
Arthur J. Gallagher & Company	249	43,475
Assurant Incorporated	67	12,183
Brown & Brown Incorporated	281	20,308
Chubb Limited	516	110,372
Cincinnati Financial Corporation	180	24,473
Everest Reinsurance Group Limited	47	14,165
Globe Life Incorporated	110	11,066
Lincoln National Corporation	198	12,941
Loews Corporation	234	15,168
Marsh & McLennan Companies Incorporated	606	103,275
MetLife Incorporated	840	59,035
Principal Financial Group Incorporated	290	21,289
Progressive Corporation	702	80,021
Prudential Financial Incorporated	452	53,413
The Allstate Corporation	335	46,401
The Hartford Financial Services Group Incorporated	400	28,724
The Travelers Companies Incorporated	289	52,809
W.R. Berkley Corporation	250	16,648
Willis Towers Watson plc	145	34,252
		952,720
Health care: 8.17%
Biotechnology: 1.16%
AbbVie Incorporated	2,119	343,511
Amgen Incorporated	672	162,503
Biogen Incorporated †	174	36,644
Gilead Sciences Incorporated	1,495	88,878
Incyte Corporation †	224	17,790
Moderna Incorporated †	413	71,143
Regeneron Pharmaceuticals Incorporated †	127	88,699
Vertex Pharmaceuticals Incorporated †	303	79,074
		888,242
Health care equipment & supplies: 1.73%
Abbott Laboratories	2,120	250,923
ABIOMED Incorporated †	55	18,218
Align Technology Incorporated †	88	38,368
Baxter International Incorporated	600	46,524
Becton Dickinson & Company	340	90,440
Boston Scientific Corporation †	1,706	75,559
Dentsply Sirona Incorporated	261	12,846
DexCom Incorporated †	117	59,857
Edwards Lifesciences Corporation †	745	87,701
Hologic Incorporated †	300	23,046
IDEXX Laboratories Incorporated †	101	55,253
Intuitive Surgical Incorporated †	428	129,119
Medtronic plc	1,606	178,186
ResMed Incorporated	175	42,439
STERIS plc	119	28,771
Stryker Corporation	401	107,207
Teleflex Incorporated	56	19,870
See accompanying notes to portfolio of investments

6  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
The Cooper Companies Incorporated	60	$ 25,055
Zimmer Biomet Holdings Incorporated	249	31,847
		1,321,229
Health care providers & services: 1.81%
AmerisourceBergen Corporation	180	27,848
Anthem Incorporated	293	143,927
Cardinal Health Incorporated	331	18,768
Centene Corporation †	699	58,849
Cigna Corporation	387	92,729
CVS Health Corporation	1,572	159,102
DaVita HealthCare Partners Incorporated †	73	8,257
HCA Healthcare Incorporated	284	71,176
Henry Schein Incorporated †	165	14,386
Humana Incorporated	154	67,016
Laboratory Corporation of America Holdings †	111	29,266
McKesson Corporation	179	54,797
Molina Healthcare Incorporated †	70	23,351
Quest Diagnostics Incorporated	142	19,434
UnitedHealth Group Incorporated	1,132	577,286
Universal Health Services Incorporated Class B	87	12,611
		1,378,803
Health care technology: 0.04%
Cerner Corporation	352	32,933
Life sciences tools & services: 1.11%
Agilent Technologies Incorporated	358	47,374
Bio-Rad Laboratories Incorporated Class A †	26	14,644
Bio-Techne Corporation	47	20,353
Charles River Laboratories International Incorporated †	60	17,038
Danaher Corporation	764	224,104
Illumina Incorporated †	186	64,988
IQVIA Holdings Incorporated †	227	52,485
Mettler-Toledo International Incorporated †	28	38,449
PerkinElmer Incorporated	150	26,169
Thermo Fisher Scientific Incorporated	473	279,377
Waters Corporation †	73	22,658
West Pharmaceutical Services Incorporated	90	36,964
		844,603
Pharmaceuticals: 2.32%
Bristol-Myers Squibb Company	2,612	190,754
Catalent Incorporated †	213	23,622
Eli Lilly & Company	951	272,338
Johnson & Johnson	3,160	560,047
Merck & Company Incorporated	3,030	248,612
Organon & Company	303	10,584
Pfizer Incorporated	6,707	347,221
Viatris Incorporated	1,435	15,613
Zoetis Incorporated	566	106,742
		1,775,533
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  7

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Industrials: 4.71%
Aerospace & defense: 0.94%
General Dynamics Corporation	275	$ 66,325
Howmet Aerospace Incorporated	453	16,281
Huntington Ingalls Industries Incorporated	47	9,374
L3Harris Technologies Incorporated	235	58,390
Lockheed Martin Corporation	292	128,889
Northrop Grumman Corporation	176	78,711
Raytheon Technologies Corporation	1,789	177,236
Textron Incorporated	263	19,562
The Boeing Company †	657	125,816
TransDigm Group Incorporated †	62	40,395
		720,979
Air freight & logistics: 0.38%
C.H. Robinson Worldwide Incorporated	155	16,695
Expeditors International of Washington Incorporated	202	20,838
FedEx Corporation	290	67,103
United Parcel Service Incorporated Class B	874	187,438
		292,074
Airlines: 0.14%
Alaska Air Group Incorporated †	150	8,702
American Airlines Group Incorporated †	774	14,126
Delta Air Lines Incorporated †	766	30,311
Southwest Airlines Company †	711	32,564
United Airlines Holdings Incorporated †	388	17,988
		103,691
Building products: 0.25%
A.O. Smith Corporation	156	9,967
Allegion plc	106	11,637
Carrier Global Corporation	1,022	46,879
Fortune Brands Home & Security Incorporated	161	11,959
Johnson Controls International plc	840	55,079
Masco Corporation	285	14,535
Trane Technologies plc	279	42,603
		192,659
Commercial services & supplies: 0.25%
Cintas Corporation	105	44,666
Copart Incorporated †	253	31,744
Republic Services Incorporated	250	33,125
Rollins Incorporated	271	9,499
Waste Management Incorporated	461	73,069
		192,103
Construction & engineering: 0.03%
Quanta Services Incorporated	169	22,242
Electrical equipment: 0.31%
AMETEK Incorporated	275	36,625
Eaton Corporation plc	476	72,238
Emerson Electric Company	710	69,616
See accompanying notes to portfolio of investments

8  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Electrical equipment (continued)
Generac Holdings Incorporated †	75	$ 22,295
Rockwell Automation Incorporated	138	38,644
		239,418
Industrial conglomerates: 0.58%
3M Company	681	101,387
General Electric Company	1,316	120,414
Honeywell International Incorporated	819	159,361
Roper Technologies Incorporated	126	59,501
		440,663
Machinery: 0.93%
Caterpillar Incorporated	648	144,387
Cummins Incorporated	170	34,869
Deere & Company	334	138,764
Dover Corporation	171	26,830
Fortive Corporation	426	25,956
IDEX Corporation	90	17,256
Illinois Tool Works Incorporated	341	71,405
Ingersoll Rand Incorporated	488	24,571
Nordson Corporation	63	14,306
Otis Worldwide Corporation	507	39,014
PACCAR Incorporated	415	36,549
Parker-Hannifin Corporation	153	43,415
Pentair plc	197	10,679
Snap-on Incorporated	62	12,740
Stanley Black & Decker Incorporated	193	26,979
Wabtec Corporation	223	21,446
Xylem Incorporated	214	18,246
		707,412
Professional services: 0.19%
Equifax Incorporated	145	34,380
Jacobs Engineering Group Incorporated	153	21,085
Leidos Holdings Incorporated	167	18,039
Nielsen Holdings plc	429	11,686
Robert Half International Incorporated	130	14,843
Verisk Analytics Incorporated	192	41,209
		141,242
Road & rail: 0.58%
CSX Corporation	2,660	99,617
J.B. Hunt Transport Services Incorporated	99	19,878
Norfolk Southern Corporation	287	81,858
Old Dominion Freight Line Incorporated	112	33,452
Union Pacific Corporation	764	208,732
		443,537
Trading companies & distributors: 0.13%
Fastenal Company	691	41,045
United Rentals Incorporated †	87	30,903
W.W. Grainger Incorporated	52	26,821
		98,769
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Information technology: 16.75%
Communications equipment: 0.52%
Arista Networks Incorporated †	267	$ 37,108
Cisco Systems Incorporated	5,041	281,086
F5 Networks Incorporated †	71	14,835
Juniper Networks Incorporated	390	14,492
Motorola Solutions Incorporated	202	48,924
		396,445
Electronic equipment, instruments & components: 0.36%
Amphenol Corporation Class A	716	53,951
CDW Corporation of Delaware	161	28,801
Corning Incorporated	892	32,924
IPG Photonics Corporation †	41	4,500
Keysight Technologies Incorporated †	217	34,279
TE Connectivity Limited	386	50,558
Teledyne Technologies Incorporated †	56	26,467
Trimble Incorporated †	300	21,642
Zebra Technologies Corporation Class A †	63	26,063
		279,185
IT services: 2.55%
Accenture plc Class A	756	254,946
Akamai Technologies Incorporated †	194	23,162
Automatic Data Processing Incorporated	504	114,680
Broadridge Financial Solutions Incorporated	139	21,644
Cognizant Technology Solutions Corporation Class A	628	56,313
DXC Technology Company †	291	9,495
EPAM Systems Incorporated †	67	19,873
Fidelity National Information Services Incorporated	726	72,905
Fiserv Incorporated †	710	71,994
FleetCor Technologies Incorporated †	96	23,910
Gartner Incorporated †	98	29,151
Global Payments Incorporated	340	46,526
International Business Machines Corporation	1,073	139,511
Jack Henry & Associates Incorporated	87	17,143
MasterCard Incorporated Class A	1,032	368,816
Paychex Incorporated	389	53,087
PayPal Holdings Incorporated †	1,373	158,787
VeriSign Incorporated †	115	25,583
Visa Incorporated Class A	1,983	439,770
		1,947,296
Semiconductors & semiconductor equipment: 3.56%
Advanced Micro Devices Incorporated †	1,903	208,074
Analog Devices Incorporated	626	103,403
Applied Materials Incorporated	1,053	138,785
Broadcom Incorporated	492	309,803
Enphase Energy Incorporated †	157	31,679
Intel Corporation	4,844	240,069
KLA Corporation	180	65,891
Lam Research Corporation	166	89,243
Microchip Technology Incorporated	661	49,668
Micron Technology Incorporated	1,290	100,478
Monolithic Power Systems Incorporated	52	25,255
NVIDIA Corporation	2,961	807,938
See accompanying notes to portfolio of investments

10  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
NXP Semiconductors NV	315	$ 58,300
Qorvo Incorporated †	128	15,885
Qualcomm Incorporated	1,330	203,251
Skyworks Solutions Incorporated	194	25,856
Solaredge Technologies Incorporated †	61	19,665
Teradyne Incorporated	193	22,818
Texas Instruments Incorporated	1,101	202,011
		2,718,072
Software: 5.35%
Adobe Incorporated †	564	256,970
ANSYS Incorporated †	104	33,036
Autodesk Incorporated †	262	56,160
Cadence Design Systems Incorporated †	331	54,436
Ceridian HCM Holding Incorporated †	161	11,006
Citrix Systems Incorporated	149	15,034
Fortinet Incorporated †	161	55,020
Intuit Incorporated	338	162,524
Microsoft Corporation	8,981	2,768,932
NortonLifeLock Incorporated	696	18,458
Oracle Corporation	1,884	155,863
Paycom Software Incorporated †	58	20,090
PTC Incorporated †	124	13,357
Salesforce.com Incorporated †	1,175	249,476
ServiceNow Incorporated †	239	133,097
Synopsys Incorporated †	183	60,988
Tyler Technologies Incorporated †	49	21,800
		4,086,247
Technology hardware, storage & peripherals: 4.41%
Apple Incorporated	18,529	3,235,349
Hewlett Packard Enterprise Company	1,540	25,733
HP Incorporated	1,281	46,500
NetApp Incorporated	264	21,912
Seagate Technology Holdings plc	239	21,486
Western Digital Corporation †	370	18,371
		3,369,351
Materials: 1.57%
Chemicals: 1.03%
Air Products & Chemicals Incorporated	266	66,476
Albemarle Corporation	139	30,740
Celanese Corporation Series A	128	18,287
CF Industries Holdings Incorporated	254	26,177
Corteva Incorporated	869	49,950
Dow Incorporated	879	56,010
DuPont de Nemours Incorporated	611	44,957
Eastman Chemical Company	153	17,145
Ecolab Incorporated	299	52,791
FMC Corporation	150	19,736
International Flavors & Fragrances Incorporated	303	39,793
Linde plc	615	196,449
LyondellBasell Industries NV Class A	313	32,183
PPG Industries Incorporated	284	37,224
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Chemicals (continued)
The Mosaic Company	440	$ 29,260
The Sherwin-Williams Company	287	71,641
		788,819
Construction materials: 0.08%
Martin Marietta Materials Incorporated	74	28,482
Vulcan Materials Company	157	28,841
		57,323
Containers & packaging: 0.18%
Amcor plc	1,814	20,553
Avery Dennison Corporation	98	17,049
Ball Corporation	389	35,010
International Paper Company	462	21,321
Packaging Corporation of America	113	17,640
Sealed Air Corporation	176	11,785
WestRock Company	313	14,720
		138,078
Metals & mining: 0.28%
Freeport-McMoRan Incorporated	1,760	87,542
Newmont Corporation	959	76,193
Nucor Corporation	325	48,311
		212,046
Real estate: 1.63%
Equity REITs: 1.58%
Alexandria Real Estate Equities Incorporated	174	35,018
American Tower Corporation	546	137,166
AvalonBay Communities Incorporated	167	41,478
Boston Properties Incorporated	169	21,767
Crown Castle International Corporation	518	95,623
Digital Realty Trust Incorporated	339	48,070
Duke Realty Corporation	456	26,475
Equinix Incorporated	108	80,095
Equity Residential	409	36,777
Essex Property Trust Incorporated	78	26,947
Extra Space Storage Incorporated	159	32,690
Federal Realty Investment Trust	84	10,254
Healthpeak Properties Incorporated	645	22,143
Host Hotels & Resorts Incorporated	852	16,554
Iron Mountain Incorporated	347	19,227
Kimco Realty Corporation	736	18,179
Mid-America Apartment Communities Incorporated	138	28,904
Prologis Incorporated	888	143,394
Public Storage Incorporated	183	71,421
Realty Income Corporation	676	46,847
Regency Centers Corporation	184	13,127
SBA Communications Corporation	131	45,077
Simon Property Group Incorporated	391	51,440
UDR Incorporated	359	20,596
Ventas Incorporated	479	29,583
Vornado Realty Trust	189	8,565
See accompanying notes to portfolio of investments

12  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Welltower Incorporated	521	$ 50,089
Weyerhaeuser Company	892	33,807
		1,211,313
Real estate management & development: 0.05%
CBRE Group Incorporated Class A †	400	36,608
Utilities: 1.65%
Electric utilities: 1.04%
Alliant Energy Corporation	301	18,806
American Electric Power Company Incorporated	604	60,261
Constellation Energy Corporation	392	22,050
Duke Energy Corporation	923	103,062
Edison International	455	31,896
Entergy Corporation	241	28,137
Evergy Incorporated	274	18,725
Eversource Energy	412	36,334
Exelon Corporation	1,176	56,013
FirstEnergy Corporation	684	31,368
NextEra Energy Incorporated	2,354	199,407
NRG Energy Incorporated	292	11,201
Pinnacle West Capital Corporation	135	10,544
PPL Corporation	903	25,790
The Southern Company	1,272	92,233
Xcel Energy Incorporated	647	46,694
		792,521
Gas utilities: 0.02%
Atmos Energy Corporation	162	19,357
Independent power & renewable electricity producers: 0.03%
AES Corporation	798	20,533
Multi-utilities: 0.51%
Ameren Corporation	309	28,972
CenterPoint Energy Incorporated	753	23,072
CMS Energy Corporation	347	24,269
Consolidated Edison Incorporated	424	40,144
Dominion Energy Incorporated	972	82,591
DTE Energy Company	232	30,673
NiSource Incorporated	471	14,978
Public Service Enterprise Group Incorporated	606	42,420
Sempra Energy	383	64,390
WEC Energy Group Incorporated	378	37,728
		389,237
Water utilities: 0.05%
American Water Works Company Incorporated	217	35,920
Total Common stocks (Cost $20,075,568)		45,755,561

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 36.20%
U.S. Treasury Bond	1.13%	5-15-2040	$109,000	85,889
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  13

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	1.13%	8-15-2040	$145,000	$ 113,672
U.S. Treasury Bond	1.25	5-15-2050	120,000	89,503
U.S. Treasury Bond	1.38	11-15-2040	87,000	71,126
U.S. Treasury Bond	1.38	8-15-2050	151,000	116,223
U.S. Treasury Bond	1.63	11-15-2050	87,000	71,292
U.S. Treasury Bond	1.75	8-15-2041	225,000	195,012
U.S. Treasury Bond	1.88	2-15-2041	208,000	185,209
U.S. Treasury Bond	1.88	2-15-2051	221,000	193,107
U.S. Treasury Bond	2.00	2-15-2050	152,000	136,913
U.S. Treasury Bond	2.25	8-15-2046	106,000	99,143
U.S. Treasury Bond	2.25	8-15-2049	108,000	102,693
U.S. Treasury Bond	2.38	11-15-2049	127,000	124,232
U.S. Treasury Bond	2.50	2-15-2045	116,000	112,982
U.S. Treasury Bond	2.50	2-15-2046	106,000	103,781
U.S. Treasury Bond	2.50	5-15-2046	105,000	102,879
U.S. Treasury Bond	2.75	8-15-2042	66,000	67,111
U.S. Treasury Bond	2.75	11-15-2042	78,000	79,213
U.S. Treasury Bond	2.75	8-15-2047	101,000	104,673
U.S. Treasury Bond	2.75	11-15-2047	100,000	103,758
U.S. Treasury Bond	2.88	5-15-2043	111,000	114,911
U.S. Treasury Bond	2.88	8-15-2045	115,000	119,870
U.S. Treasury Bond	2.88	11-15-2046	104,000	109,342
U.S. Treasury Bond	2.88	5-15-2049	140,000	150,555
U.S. Treasury Bond	3.00	5-15-2042	40,000	42,364
U.S. Treasury Bond	3.00	11-15-2044	114,000	120,804
U.S. Treasury Bond	3.00	5-15-2045	116,000	123,241
U.S. Treasury Bond	3.00	11-15-2045	115,000	122,646
U.S. Treasury Bond	3.00	2-15-2047	106,000	114,054
U.S. Treasury Bond	3.00	5-15-2047	104,000	112,288
U.S. Treasury Bond	3.00	2-15-2048	114,000	124,202
U.S. Treasury Bond	3.00	8-15-2048	121,000	132,117
U.S. Treasury Bond	3.00	2-15-2049	140,000	153,885
U.S. Treasury Bond	3.13	11-15-2041	37,000	39,895
U.S. Treasury Bond	3.13	2-15-2042	46,000	49,658
U.S. Treasury Bond	3.13	2-15-2043	79,000	85,024
U.S. Treasury Bond	3.13	8-15-2044	115,000	124,317
U.S. Treasury Bond	3.13	5-15-2048	123,000	137,328
U.S. Treasury Bond	3.38	5-15-2044	110,000	123,509
U.S. Treasury Bond	3.38	11-15-2048	135,000	158,077
U.S. Treasury Bond	3.50	2-15-2039	29,000	33,225
U.S. Treasury Bond	3.63	8-15-2043	88,000	102,094
U.S. Treasury Bond	3.63	2-15-2044	113,000	131,415
U.S. Treasury Bond	3.75	8-15-2041	36,000	42,325
U.S. Treasury Bond	3.75	11-15-2043	110,000	130,101
U.S. Treasury Bond	3.88	8-15-2040	37,000	44,195
U.S. Treasury Bond	4.25	5-15-2039	31,000	38,819
U.S. Treasury Bond	4.25	11-15-2040	40,000	49,991
U.S. Treasury Bond	4.38	2-15-2038	18,000	22,771
U.S. Treasury Bond	4.38	11-15-2039	35,000	44,492
U.S. Treasury Bond	4.38	5-15-2040	35,000	44,532
U.S. Treasury Bond	4.38	5-15-2041	33,000	41,934
U.S. Treasury Bond	4.50	2-15-2036	26,000	32,899
U.S. Treasury Bond	4.50	5-15-2038	21,000	26,947
U.S. Treasury Bond	4.50	8-15-2039	33,000	42,594
U.S. Treasury Bond	4.63	2-15-2040	38,000	49,789
See accompanying notes to portfolio of investments

14  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	4.75%	2-15-2037	$ 13,000	$ 16,961
U.S. Treasury Bond	4.75	2-15-2041	44,000	58,553
U.S. Treasury Bond	5.00	5-15-2037	17,000	22,744
U.S. Treasury Bond	5.25	11-15-2028	45,000	52,722
U.S. Treasury Bond	5.25	2-15-2029	33,000	38,873
U.S. Treasury Bond	5.38	2-15-2031	31,000	38,521
U.S. Treasury Bond	5.50	8-15-2028	35,000	41,262
U.S. Treasury Bond	6.13	11-15-2027	49,000	58,344
U.S. Treasury Bond	6.13	8-15-2029	25,000	31,287
U.S. Treasury Bond	6.25	5-15-2030	21,000	27,013
U.S. Treasury Bond	6.38	8-15-2027	21,000	25,134
U.S. Treasury Bond	6.88	8-15-2025	21,000	23,978
U.S. Treasury Note	0.13	11-30-2022	178,000	176,589
U.S. Treasury Note	0.13	5-15-2023	117,000	114,774
U.S. Treasury Note	0.13	7-15-2023	123,000	120,055
U.S. Treasury Note	0.13	8-15-2023	128,000	124,635
U.S. Treasury Note	0.13	9-15-2023	143,000	138,939
U.S. Treasury Note	0.13	10-15-2023	146,000	141,500
U.S. Treasury Note	0.13	12-15-2023	142,000	136,986
U.S. Treasury Note	0.13	1-15-2024	154,000	148,183
U.S. Treasury Note	0.13	2-15-2024	185,000	177,651
U.S. Treasury Note	0.25	4-15-2023	119,000	117,173
U.S. Treasury Note	0.25	6-15-2023	122,000	119,617
U.S. Treasury Note	0.25	11-15-2023	172,000	166,665
U.S. Treasury Note	0.25	3-15-2024	185,000	177,716
U.S. Treasury Note	0.25	5-15-2024	185,000	176,827
U.S. Treasury Note	0.25	5-31-2025	132,000	122,853
U.S. Treasury Note	0.25	6-30-2025	142,000	131,921
U.S. Treasury Note	0.25	7-31-2025	147,000	136,285
U.S. Treasury Note	0.25	8-31-2025	153,000	141,561
U.S. Treasury Note	0.25	9-30-2025	166,000	153,343
U.S. Treasury Note	0.25	10-31-2025	176,000	162,271
U.S. Treasury Note	0.38	4-15-2024	184,000	176,741
U.S. Treasury Note	0.38	4-30-2025	126,000	117,982
U.S. Treasury Note	0.38	11-30-2025	181,000	167,340
U.S. Treasury Note	0.38	12-31-2025	178,000	164,365
U.S. Treasury Note	0.38	1-31-2026	191,000	175,981
U.S. Treasury Note	0.38	7-31-2027	134,000	120,145
U.S. Treasury Note	0.38	9-30-2027	155,000	138,380
U.S. Treasury Note	0.50	3-15-2023	104,000	102,863
U.S. Treasury Note	0.50	3-31-2025	120,000	113,048
U.S. Treasury Note	0.50	2-28-2026	193,000	178,435
U.S. Treasury Note	0.50	4-30-2027	98,000	88,889
U.S. Treasury Note	0.50	5-31-2027	111,000	100,455
U.S. Treasury Note	0.50	6-30-2027	122,000	110,258
U.S. Treasury Note	0.50	8-31-2027	142,000	127,900
U.S. Treasury Note	0.50	10-31-2027	168,000	150,819
U.S. Treasury Note	0.63	3-31-2027	81,000	74,049
U.S. Treasury Note	0.63	11-30-2027	179,000	161,603
U.S. Treasury Note	0.63	5-15-2030	178,000	155,201
U.S. Treasury Note	0.63	8-15-2030	222,000	192,828
U.S. Treasury Note	0.75	3-31-2026	191,000	178,115
U.S. Treasury Note	0.75	4-30-2026	194,000	180,693
U.S. Treasury Note	0.75	5-31-2026	194,000	180,435
U.S. Treasury Note	0.88	11-15-2030	132,000	116,887
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  15

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.13%	2-28-2025	$118,000	$ 113,432
U.S. Treasury Note	1.13	2-28-2027	47,000	44,099
U.S. Treasury Note	1.25	7-31-2023	67,000	66,306
U.S. Treasury Note	1.25	8-31-2024	104,000	101,055
U.S. Treasury Note	1.25	8-15-2031	351,000	319,081
U.S. Treasury Note	1.38	2-15-2023	82,000	81,849
U.S. Treasury Note	1.38	6-30-2023	64,000	63,540
U.S. Treasury Note	1.38	8-31-2023	124,000	122,770
U.S. Treasury Note	1.38	9-30-2023	90,000	89,005
U.S. Treasury Note	1.38	1-31-2025	105,000	101,768
U.S. Treasury Note	1.38	8-31-2026	95,000	90,547
U.S. Treasury Note	1.50	1-15-2023	79,000	78,991
U.S. Treasury Note	1.50	2-28-2023	126,000	125,833
U.S. Treasury Note	1.50	3-31-2023	126,000	125,705
U.S. Treasury Note	1.50	9-30-2024	108,000	105,456
U.S. Treasury Note	1.50	10-31-2024	114,000	111,221
U.S. Treasury Note	1.50	11-30-2024	122,000	118,845
U.S. Treasury Note	1.50	8-15-2026	102,000	97,749
U.S. Treasury Note	1.50	1-31-2027	98,000	93,651
U.S. Treasury Note	1.50	2-15-2030	209,000	195,938
U.S. Treasury Note	1.63	8-31-2022	151,000	151,413
U.S. Treasury Note	1.63	11-15-2022	150,000	150,316
U.S. Treasury Note	1.63	12-15-2022	104,000	104,199
U.S. Treasury Note	1.63	4-30-2023	66,000	65,881
U.S. Treasury Note	1.63	5-31-2023	64,000	63,795
U.S. Treasury Note	1.63	10-31-2023	90,000	89,244
U.S. Treasury Note	1.63	2-15-2026	168,000	162,396
U.S. Treasury Note	1.63	5-15-2026	105,000	101,313
U.S. Treasury Note	1.63	9-30-2026	97,000	93,397
U.S. Treasury Note	1.63	10-31-2026	94,000	90,490
U.S. Treasury Note	1.63	11-30-2026	97,000	93,363
U.S. Treasury Note	1.63	8-15-2029	157,000	148,886
U.S. Treasury Note	1.75	9-30-2022	144,000	144,495
U.S. Treasury Note	1.75	1-31-2023	129,000	129,222
U.S. Treasury Note	1.75	5-15-2023	113,000	112,850
U.S. Treasury Note	1.75	6-30-2024	106,000	104,468
U.S. Treasury Note	1.75	7-31-2024	110,000	108,281
U.S. Treasury Note	1.75	12-31-2024	99,000	97,012
U.S. Treasury Note	1.75	12-31-2026	99,000	95,790
U.S. Treasury Note	1.75	11-15-2029	178,000	170,310
U.S. Treasury Note	1.88	8-31-2022	142,000	142,555
U.S. Treasury Note	1.88	9-30-2022	144,000	144,579
U.S. Treasury Note	1.88	10-31-2022	143,000	143,547
U.S. Treasury Note	1.88	8-31-2024	125,000	123,257
U.S. Treasury Note	1.88	6-30-2026	98,000	95,519
U.S. Treasury Note	1.88	7-31-2026	99,000	96,463
U.S. Treasury Note	2.00	10-31-2022	143,000	143,642
U.S. Treasury Note	2.00	11-30-2022	129,000	129,564
U.S. Treasury Note	2.00	2-15-2023	118,000	118,401
U.S. Treasury Note	2.00	4-30-2024	123,000	122,058
U.S. Treasury Note	2.00	5-31-2024	123,000	121,962
U.S. Treasury Note	2.00	6-30-2024	123,000	121,871
U.S. Treasury Note	2.00	2-15-2025	289,000	284,936
U.S. Treasury Note	2.00	8-15-2025	220,000	216,107
U.S. Treasury Note	2.00	11-15-2026	170,000	166,281
See accompanying notes to portfolio of investments

16  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.00%	8-15-2051	$224,000	$ 202,090
U.S. Treasury Note	2.13	12-31-2022	129,000	129,655
U.S. Treasury Note	2.13	11-30-2023	110,000	109,845
U.S. Treasury Note	2.13	2-29-2024	128,000	127,540
U.S. Treasury Note	2.13	3-31-2024	127,000	126,469
U.S. Treasury Note	2.13	7-31-2024	123,000	122,126
U.S. Treasury Note	2.13	9-30-2024	118,000	117,014
U.S. Treasury Note	2.13	11-30-2024	119,000	117,838
U.S. Treasury Note	2.13	5-15-2025	234,000	231,148
U.S. Treasury Note	2.13	5-31-2026	97,000	95,484
U.S. Treasury Note	2.25	12-31-2023	127,000	126,980
U.S. Treasury Note	2.25	1-31-2024	127,000	126,866
U.S. Treasury Note	2.25	4-30-2024	120,000	119,681
U.S. Treasury Note	2.25	10-31-2024	121,000	120,272
U.S. Treasury Note	2.25	11-15-2024	290,000	288,199
U.S. Treasury Note	2.25	12-31-2024	118,000	117,198
U.S. Treasury Note	2.25	11-15-2025	219,000	216,767
U.S. Treasury Note	2.25	3-31-2026	99,000	97,960
U.S. Treasury Note	2.25	2-15-2027	196,000	193,948
U.S. Treasury Note	2.25	8-15-2027	101,000	99,911
U.S. Treasury Note	2.25	11-15-2027	99,000	97,859
U.S. Treasury Note	2.25	5-15-2041	201,000	189,749
U.S. Treasury Note	2.38	1-31-2023	144,000	144,990
U.S. Treasury Note	2.38	2-29-2024	84,000	84,092
U.S. Treasury Note	2.38	8-15-2024	289,000	288,334
U.S. Treasury Note	2.38	4-30-2026	98,000	97,430
U.S. Treasury Note	2.38	5-15-2027	164,000	163,295
U.S. Treasury Note	2.38	5-15-2029	90,000	89,740
U.S. Treasury Note	2.38	5-15-2051	224,000	219,503
U.S. Treasury Note	2.50	3-31-2023	83,000	83,635
U.S. Treasury Note	2.50	8-15-2023	102,000	102,586
U.S. Treasury Note	2.50	1-31-2024	103,000	103,346
U.S. Treasury Note	2.50	5-15-2024	281,000	281,582
U.S. Treasury Note	2.50	1-31-2025	116,000	115,973
U.S. Treasury Note	2.50	2-28-2026	97,000	96,864
U.S. Treasury Note	2.63	2-28-2023	146,000	147,278
U.S. Treasury Note	2.63	6-30-2023	83,000	83,687
U.S. Treasury Note	2.63	12-31-2023	97,000	97,618
U.S. Treasury Note	2.63	3-31-2025	114,000	114,365
U.S. Treasury Note	2.63	12-31-2025	97,000	97,345
U.S. Treasury Note	2.63	1-31-2026	95,000	95,360
U.S. Treasury Note	2.63	2-15-2029	181,000	183,178
U.S. Treasury Note	2.75	4-30-2023	82,000	82,833
U.S. Treasury Note	2.75	5-31-2023	82,000	82,794
U.S. Treasury Note	2.75	7-31-2023	80,000	80,741
U.S. Treasury Note	2.75	8-31-2023	145,000	146,331
U.S. Treasury Note	2.75	11-15-2023	134,000	135,120
U.S. Treasury Note	2.75	2-15-2024	217,000	218,661
U.S. Treasury Note	2.75	2-28-2025	121,000	121,799
U.S. Treasury Note	2.75	6-30-2025	119,000	119,790
U.S. Treasury Note	2.75	8-31-2025	122,000	122,877
U.S. Treasury Note	2.75	2-15-2028	189,000	191,924
U.S. Treasury Note	2.88	9-30-2023	148,000	149,648
U.S. Treasury Note	2.88	10-31-2023	84,000	84,896
U.S. Treasury Note	2.88	11-30-2023	76,000	76,796
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  17

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.88%	4-30-2025	$114,000	$ 115,176
U.S. Treasury Note	2.88	5-31-2025	117,000	118,197
U.S. Treasury Note	2.88	7-31-2025	118,000	119,291
U.S. Treasury Note	2.88	11-30-2025	96,000	97,125
U.S. Treasury Note	2.88	5-15-2028	178,000	182,151
U.S. Treasury Note	2.88	8-15-2028	190,000	194,683
U.S. Treasury Note	3.00	9-30-2025	121,000	122,867
U.S. Treasury Note	3.00	10-31-2025	76,000	77,196
U.S. Treasury Note	3.13	11-15-2028	226,000	235,314
U.S. Treasury Note	6.00	2-15-2026	42,000	47,455
U.S. Treasury Note	6.25	8-15-2023	17,000	17,962
U.S. Treasury Note	6.50	11-15-2026	28,000	32,886
U.S. Treasury Note	6.63	2-15-2027	18,000	21,392
U.S. Treasury Note	6.75	8-15-2026	21,000	24,679
U.S. Treasury Note	7.13	2-15-2023	24,000	25,136
U.S. Treasury Note	7.50	11-15-2024	22,000	24,814
U.S. Treasury Note	7.63	11-15-2022	12,000	12,474
U.S. Treasury Note	7.63	2-15-2025	20,000	22,855
Total U.S. Treasury securities (Cost $28,344,553)				27,654,336

		Yield	Shares
Short-term investments: 1.18%
Investment companies: 1.18%
Allspring Government Money Market Fund Select Class ♠∞		0.18	899,111	899,111
Total Short-term investments (Cost $899,111)				899,111
Total investments in securities (Cost $49,319,232)	97.28%			74,309,008
Other assets and liabilities, net	2.72			2,077,796
Total net assets	100.00%			$76,386,804

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$737,613	$4,228,630	$(4,067,132)	$0	$0	$899,111	899,111	$138
See accompanying notes to portfolio of investments

18  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	10	6-17-2022	$2,296,183	$2,265,375	$0	$(30,808)
10-Year U.S. Treasury Notes	17	6-21-2022	2,140,321	2,088,875	0	(51,446)
U.S. Long Term Bonds	1	6-21-2022	150,284	150,063	0	(221)
U.S. Ultra Treasury Bonds	2	6-21-2022	355,715	354,250	0	(1,465)
2-Year U.S. Treasury Notes	2	6-30-2022	427,009	423,844	0	(3,165)
5-Year U.S. Treasury Notes	15	6-30-2022	1,745,746	1,720,313	0	(25,433)
					$0	$(112,538)
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  19

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20  |  Allspring VT Index Asset Allocation Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,283,982	$0	$0	$4,283,982
Consumer discretionary	5,484,392	0	0	5,484,392
Consumer staples	2,791,702	0	0	2,791,702
Energy	1,776,606	0	0	1,776,606
Financials	5,084,396	0	0	5,084,396
Health care	6,241,343	0	0	6,241,343
Industrials	3,594,789	0	0	3,594,789
Information technology	12,796,596	0	0	12,796,596
Materials	1,196,266	0	0	1,196,266
Real estate	1,247,921	0	0	1,247,921
Utilities	1,257,568	0	0	1,257,568
U.S. Treasury securities	27,654,336	0	0	27,654,336
Short-term investments
Investment companies	899,111	0	0	899,111
Total assets	$74,309,008	$0	$0	$74,309,008
Liabilities
Futures contracts	$112,538	$0	$0	$112,538
Total liabilities	$112,538	$0	$0	$112,538
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of March 31, 2022, $480,003 was segregated as cash collateral for open futures contracts.
For the three months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring VT Index Asset Allocation Fund  |  21